Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - CHF (SFr)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	SFr (7,805,535)	SFr (19,823,881)	SFr (24,409,474)	SFr (30,662,251)	SFr (29,705,063)
Adjustments for:
Depreciation	61,661	96,011	122,784	97,600	92,777
Unrealized foreign currency exchange (gain)/loss, net	(70,673)	906,191	776,165	99,091	(1,167,227)
Net interest expense	965,096	1,181,897	1,568,781	748,840	(36,390)
Loss on disposal of property and equipment	78,133
Share based payments	108,399	259,561	354,851	290,783	311,671
Transaction costs	520,125	506,234	1,026,766
Employee benefits	182,638	100,995	142,514	122,501	111,321
Revaluation gain derivative financial instruments			(3,372,186)	(291,048)
Fair value derivative financial instruments	(4,131,862)	(1,705,018)
Deferred tax gain	(26,179)	(24,573)	(17,773)	(131,055)
Adjustments to reconcile profit (loss)	(10,118,197)	(18,502,583)	(23,807,572)	(29,725,539)	(30,392,911)
Changes in:
Other receivables	(7,148)	34,644	93,328	277,483	(146,244)
Prepayments	145,584	505,140	299,684	(771,551)	84,126
Trade and other payables	(85,718)	(687,671)	(637,177)	632,474	(2,028,862)
Accrued expenses	(1,238,087)	823,109	(224,028)	133,522	3,756,744
Net cash used in operating activities	(11,303,566)	(17,827,361)	(24,275,765)	(29,453,611)	(28,727,147)
Cash flows from investing activities
Proceeds from disposal of property and equipment	68,160		(6,389)	(244,324)	(79,920)
Purchase of intangibles	(19,638)	(146,580)	(146,580)
Interest received		53,563	53,570	67,553	36,562
Net cash used in/from investing activities	48,522	(93,017)	(99,399)	(176,771)	(43,358)
Cash flows from financing activities
Proceeds from public offering	12,285,854	9,321,807
Proceeds from exercise of options					59,200
Share issuance costs				(1,862)	(211,142)
Proceeds from issue of loan with warrant				11,986,671
Proceeds from follow-on offering			13,039,066		21,071,081
Transaction costs	(1,856,585)	(227,422)	(1,548,281)
Repayment of loan	(8,204,072)	(1,025,042)	(2,087,076)
Interest paid	(402,847)	(905,353)	(1,182,369)	(546,170)	(172)
Net cash from financing activities	1,822,350	7,163,990	8,221,340	11,438,639	20,918,967
Net (decrease) in cash and cash equivalents	(9,432,694)	(10,756,388)	(16,153,824)	(18,191,743)	(7,851,538)
Cash and cash equivalents at beginning of the period	14,973,369	32,442,222	32,442,222	50,237,300	56,934,325
Net effect of currency translation on cash	(282,794)	(1,487,419)	(1,315,029)	396,665	1,154,513
Cash and cash equivalents at end of the period	SFr 5,257,881	SFr 20,198,415	SFr 14,973,369	SFr 32,442,222	SFr 50,237,300